Note 9 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Retirement Benefits [Text Block]
9.	Employee Benefit Plan

The Association has a qualified, non-contributory, defined contribution retirement plan covering all employees. Employees are eligible after one year of service. The Association's contributions are discretionary to the retirement plan. Benefits vest under the plan based on years of service with full vesting after seven years. For each of the years ended December 31, 2024 and 2023, the Association had $12,000 in contribution expenses associated with the plan.

In August 2024, Magnolia Bancorp established an employee stock ownership plan (“ESOP”) for the benefit of all employees of Magnolia Bancorp and the Association, and the Association also adopted the ESOP as a participating employer. Because the Association’s conversion to stock form was not completed until January 14, 2025, there was no activity in the ESOP and no contributions to the ESOP in 2024. See Note 13 below.